Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Statement of Operations

Condensed Consolidating Statement of Operations

	Year ended December 31, 2013
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Revenues	$–	$4,452,356	$499,315	$(116,086)	$4,835,585
Salaries, wages and benefits	–	2,780,183	174,480	–	2,954,663
Supplies	–	308,479	14,462	–	322,941
Rent	–	276,935	34,591	–	311,526
Other operating expenses	–	843,288	238,558	(116,086)	965,760
Other (income) expense	–	29	(1,471)	–	(1,442)
Impairment charges	–	77,193	–	–	77,193
Depreciation and amortization	–	145,323	8,883	–	154,206
Management fees	–	(12,908)	12,908	–	–
Intercompany interest (income) expense from affiliates	(106,068)	70,995	35,073	–	–
Interest expense	107,785	12	212	–	108,009
Investment income	–	(233)	(3,813)	–	(4,046)
Equity in net loss of consolidating affiliates	167,455	–	–	(167,455)	–
	169,172	4,489,296	513,883	(283,541)	4,888,810
Loss from continuing operations before income taxes	(169,172)	(36,940)	(14,568)	167,455	(53,225)
Provision (benefit) for income taxes	(680)	(12,174)	1,535	–	(11,319)
Loss from continuing operations	(168,492)	(24,766)	(16,103)	167,455	(41,906)
Discontinued operations, net of income taxes:
Loss from operations	–	(37,520)	(1,522)	–	(39,042)
Loss on divestiture of operations	–	(83,887)	–	–	(83,887)
Loss from discontinued operations	–	(121,407)	(1,522)	–	(122,929)
Net loss	(168,492)	(146,173)	(17,625)	167,455	(164,835)
(Earnings) loss attributable to noncontrolling interests:
Continuing operations	−	−	(3,890)	−	(3,890)
Discontinued operations	−	−	233	−	233
	–	–	(3,657)	–	(3,657)
Loss attributable to Kindred	$(168,492)	$(146,173)	$(21,282)	$167,455	$(168,492)
Comprehensive loss	$(166,862)	$(146,173)	$(17,859)	$167,689	$(163,205)
Comprehensive loss attributable to Kindred	$(166,862)	$(146,173)	$(21,516)	$167,689	$(166,862)

NOTE 19 – CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Continued)

Condensed Consolidating Statement of Operations (Continued)

	Year ended December 31, 2012
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Revenues	$–	$4,512,413	$444,176	$(100,447)	$4,856,142
Salaries, wages and benefits	–	2,817,933	156,409	–	2,974,342
Supplies	–	303,772	32,133	–	335,905
Rent	–	276,306	27,258	–	303,564
Other operating expenses	–	793,690	200,731	(100,447)	893,974
Other income	–	(12,660)	–	–	(12,660)
Impairment charges	–	108,953	–	–	108,953
Depreciation and amortization	–	149,653	10,413	–	160,066
Management fees	(218)	(12,483)	12,701	–	–
Intercompany interest (income) expense from affiliates	(113,745)	80,456	33,289	–	–
Interest expense (income)	107,243	(48)	630	–	107,825
Investment income	–	(114)	(872)	–	(986)
Equity in net loss of consolidating affiliates	44,651	–	–	(44,651)	–
	37,931	4,505,458	472,692	(145,098)	4,870,983
Income (loss) from continuing operations before income taxes	(37,931)	6,955	(28,516)	44,651	(14,841)
Provision (benefit) for income taxes	2,436	33,830	(5,624)	–	30,642
Loss from continuing operations	(40,367)	(26,875)	(22,892)	44,651	(45,483)
Discontinued operations, net of income taxes:
Income (loss) from operations	–	13,476	(2,572)	–	10,904
Loss on divestiture of operations	–	(4,745)	–	–	(4,745)
Income (loss) from discontinued operations	–	8,731	(2,572)	–	6,159
Net loss	(40,367)	(18,144)	(25,464)	44,651	(39,324)
(Earnings) loss attributable to noncontrolling interests:
Continuing operations	−	−	(1,382)	−	(1,382)
Discontinued operations	−	−	339	−	339
	–	–	(1,043)	–	(1,043)
Loss attributable to Kindred	$(40,367)	$(18,144)	$(26,507)	$44,651	$(40,367)
Comprehensive loss	$(40,780)	$(18,490)	$(24,627)	$44,160	$(39,737)
Comprehensive loss attributable to Kindred	$(40,780)	$(18,490)	$(25,670)	$44,160	$(40,780)

NOTE 19 – CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Continued)

Condensed Consolidating Statement of Operations (Continued)

	Year ended December 31, 2011
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Revenues	$–	$3,967,943	$279,390	$(87,225)	$4,160,108
Salaries, wages and benefits	–	2,463,916	84,916	–	2,548,832
Supplies	–	290,470	18,633	–	309,103
Rent	–	260,800	15,740	–	276,540
Other operating expenses	–	779,712	146,160	(87,225)	838,647
Other income	–	(13,180)	–	–	(13,180)
Impairment charges	–	73,554	–	–	73,554
Depreciation and amortization	–	120,057	6,848	–	126,905
Management fees	(555)	(8,014)	8,569	–	–
Intercompany interest (income) expense from affiliates	(88,234)	68,650	19,584	–	–
Interest expense	80,181	238	422	–	80,841
Investment income	–	(69)	(918)	–	(987)
Equity in net loss of consolidating affiliates	59,083	–	–	(59,083)	–
	50,475	4,036,134	299,954	(146,308)	4,240,255
Loss from continuing operations before income taxes	(50,475)	(68,191)	(20,564)	59,083	(80,147)
Provision (benefit) for income taxes	3,006	(11,253)	(5,357)	–	(13,604)
Loss from continuing operations	(53,481)	(56,938)	(15,207)	59,083	(66,543)
Income (loss) from discontinued operations, net of income taxes	–	13,225	(401)	–	12,824
Net loss	(53,481)	(43,713)	(15,608)	59,083	(53,719)
Loss attributable to noncontrolling interests:
Continuing operations	−	−	81	−	81
Discontinued operations	−	−	157	−	157
	–	–	238	–	238
Loss attributable to Kindred	$(53,481)	$(43,713)	$(15,370)	$59,083	$(53,481)
Comprehensive loss	$(55,085)	$(45,006)	$(15,919)	$60,687	$(55,323)
Comprehensive loss attributable to Kindred	$(55,085)	$(45,006)	$(15,681)	$60,687	$(55,085)

Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

	As of December 31, 2013
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$–	$23,535	$12,437	$–	$35,972
Cash – restricted	–	3,713	–	–	3,713
Insurance subsidiary investments	–	–	96,295	–	96,295
Accounts receivable, net	–	819,103	97,426	–	916,529
Inventories	–	22,870	2,910	–	25,780
Deferred tax assets	–	37,920	–	–	37,920
Income taxes	–	36,083	763	–	36,846
Other	–	40,679	2,994	–	43,673
	–	983,903	212,825	–	1,196,728
Property and equipment, net	–	878,284	48,291	–	926,575
Goodwill	–	700,278	291,824	–	992,102
Intangible assets, net	–	400,313	22,990	–	423,303
Assets held for sale	–	20,978	–	–	20,978
Insurance subsidiary investments	–	–	149,094	–	149,094
Investment in subsidiaries	55,609	–	–	(55,609)	–
Intercompany	2,580,391	–	–	(2,580,391)	–
Deferred tax assets	–	6,193	10,850	–	17,043
Other	43,332	104,113	72,601	–	220,046
	$2,679,332	$3,094,062	$808,475	$(2,636,000)	$3,945,869
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$–	$158,497	$23,275	$–	$181,772
Salaries, wages and other compensation	–	314,413	46,779	–	361,192
Due to third party payors	–	33,747	–	–	33,747
Professional liability risks	–	3,339	57,654	–	60,993
Other accrued liabilities	13,378	122,381	10,736	–	146,495
Long-term debt due within one year	7,875	109	238	–	8,222
	21,253	632,486	138,682	–	792,421
Long-term debt	1,575,422	249	3,720	–	1,579,391
Intercompany	–	2,226,940	353,451	(2,580,391)	–
Professional liability risks	–	62,115	184,115	–	246,230
Deferred credits and other liabilities	–	129,260	77,351	–	206,611
Commitments and contingencies
Equity:
Stockholders’ equity	1,082,657	43,012	12,597	(55,609)	1,082,657
Noncontrolling interests	–	–	38,559	–	38,559
	1,082,657	43,012	51,156	(55,609)	1,121,216
	$2,679,332	$3,094,062	$808,475	$(2,636,000)	$3,945,869

NOTE 19 – CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Continued)

Condensed Consolidating Balance Sheet (Continued)

	As of December 31, 2012
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$–	$37,370	$12,637	$–	$50,007
Cash – restricted	–	5,197	–	–	5,197
Insurance subsidiary investments	–	–	86,168	–	86,168
Accounts receivable, net	–	940,524	98,081	–	1,038,605
Inventories	–	29,023	2,998	–	32,021
Deferred tax assets	–	12,663	–	–	12,663
Income taxes	–	13,187	386	–	13,573
Other	–	15,118	20,414	–	35,532
	–	1,053,082	220,684	–	1,273,766
Property and equipment, net	–	1,090,523	52,603	–	1,143,126
Goodwill	–	771,533	269,733	–	1,041,266
Intangible assets, net	–	417,092	22,675	–	439,767
Assets held for sale	–	4,131	–	–	4,131
Insurance subsidiary investments	–	–	116,424	–	116,424
Investment in subsidiaries	221,581	–	–	(221,581)	–
Intercompany	2,655,460	–	–	(2,655,460)	–
Deferred tax assets	1,040	–	13,932	(14,972)	–
Other	47,364	108,143	63,959	–	219,466
	$2,925,445	$3,444,504	$760,010	$(2,892,013)	$4,237,946
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$168	$195,268	$15,232	$–	$210,668
Salaries, wages and other compensation	–	345,223	43,786	–	389,009
Due to third party payors	–	35,420	–	–	35,420
Professional liability risks	–	3,623	50,465	–	54,088
Other accrued liabilities	16,724	111,113	9,367	–	137,204
Long-term debt due within one year	8,000	102	840	–	8,942
	24,892	690,749	119,690	–	835,331
Long-term debt	1,644,394	358	3,954	–	1,648,706
Intercompany	–	2,328,929	326,531	(2,655,460)	–
Professional liability risks	–	68,116	168,514	–	236,630
Deferred tax liabilities	–	24,736	–	(14,972)	9,764
Deferred credits and other liabilities	–	143,722	70,949	–	214,671
Commitments and contingencies
Equity:
Stockholders’ equity	1,256,159	187,894	33,687	(221,581)	1,256,159
Noncontrolling interests	–	–	36,685	–	36,685
	1,256,159	187,894	70,372	(221,581)	1,292,844
	$2,925,445	$3,444,504	$760,010	$(2,892,013)	$4,237,946

Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2013
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Net cash provided by (used in) operating activities	$(1,290)	$171,717	$28,985	$–	$199,412
Cash flows from investing activities:
Routine capital expenditures	–	(96,051)	(4,857)	–	(100,908)
Development capital expenditures	–	(11,206)	(618)	–	(11,824)
Acquisitions, net of cash acquired	–	(223,917)	(402)	–	(224,319)
Sale of assets	–	250,606	–	–	250,606
Purchase of insurance subsidiary investments	–	–	(46,127)	–	(46,127)
Sale of insurance subsidiary investments	–	–	49,954	–	49,954
Net change in insurance subsidiary cash and cash equivalents	–	–	(44,077)	–	(44,077)
Change in other investments	–	122	–	–	122
Capital contribution to insurance subsidiary	–	(14,220)	–	14,220	–
Other	–	376	–	–	376
Net cash used in investing activities	–	(94,290)	(46,127)	14,220	(126,197)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit	1,675,800	–	–	–	1,675,800
Repayment of borrowings under revolving credit	(1,740,400)	–	–	–	(1,740,400)
Repayment of other long-term debt	(5,938)	(102)	(836)	–	(6,876)
Payment of deferred financing costs	(1,666)	–	–	–	(1,666)
Distribution made to noncontrolling interests	–	–	(2,051)	–	(2,051)
Issuance of common stock	461	–	–	–	461
Dividends paid	(13,001)	–	–	–	(13,001)
Change in intercompany accounts	86,034	(91,643)	5,609	–	–
Capital contribution to insurance subsidiary	–	–	14,220	(14,220)	–
Other	–	483	–	–	483
Net cash provided by (used in) financing activities	1,290	(91,262)	16,942	(14,220)	(87,250)
Change in cash and cash equivalents	–	(13,835)	(200)	–	(14,035)
Cash and cash equivalents at beginning of period	–	37,370	12,637	–	50,007
Cash and cash equivalents at end of period	$–	$23,535	$12,437	$–	$35,972

NOTE 19 – CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Continued)

Condensed Consolidating Statement of Cash Flows (Continued)

	Year ended December 31, 2012
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Net cash provided by operating activities	$23,683	$210,573	$28,306	$–	$262,562
Cash flows from investing activities:
Routine capital expenditures	–	(106,075)	(9,100)	–	(115,175)
Development capital expenditures	–	(44,860)	(5,462)	–	(50,322)
Acquisitions, net of cash acquired	–	(178,212)	–	–	(178,212)
Sale of assets	–	1,260	–	–	1,260
Purchase of insurance subsidiary investments	–	–	(38,041)	–	(38,041)
Sale of insurance subsidiary investments	–	–	38,363	–	38,363
Net change in insurance subsidiary cash and cash equivalents	–	–	(21,285)	–	(21,285)
Change in other investments	–	1,465	–	–	1,465
Capital contribution to insurance subsidiary	–	(8,600)	–	8,600	–
Other	–	(539)	–	–	(539)
Net cash used in investing activities	–	(335,561)	(35,525)	8,600	(362,486)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit	1,784,300	–	–	–	1,784,300
Repayment of borrowings under revolving credit	(1,757,100)	–	–	–	(1,757,100)
Proceeds from issuance of term loan, net of discount	97,500	–	–	–	97,500
Repayment of other long-term debt	(7,000)	(95)	(3,569)	–	(10,664)
Payment of deferred financing costs	(1,465)	–	–	–	(1,465)
Contribution made by noncontrolling interests	–	–	200	–	200
Distribution made to noncontrolling interests	–	–	(3,829)	–	(3,829)
Purchase of noncontrolling interests	–	–	(719)	–	(719)
Issuance of common stock	147	–	–	–	147
Capital contribution to insurance subsidiary	–	–	8,600	(8,600)	–
Change in intercompany accounts	(140,065)	140,628	(563)	–	–
Net cash provided by (used in) financing activities	(23,683)	140,533	120	(8,600)	108,370
Change in cash and cash equivalents	–	15,545	(7,099)	–	8,446
Cash and cash equivalents at beginning of period	–	21,825	19,736	–	41,561
Cash and cash equivalents at end of period	$–	$37,370	$12,637	$–	$50,007

NOTE 19 – CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Continued)

Condensed Consolidating Statement of Cash Flows (Continued)

	Year ended December 31, 2011
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Net cash provided by (used in) operating activities	$(34,018)	$175,419	$15,805	$(3,500)	$153,706
Cash flows from investing activities:
Routine capital expenditures	–	(128,976)	(3,927)	–	(132,903)
Development capital expenditures	–	(87,655)	–	–	(87,655)
Acquisitions, net of cash acquired	–	(745,630)	30,172	–	(715,458)
Sale of assets	–	1,714	–	–	1,714
Purchase of insurance subsidiary investments	–	–	(35,623)	–	(35,623)
Sale of insurance subsidiary investments	–	–	46,307	–	46,307
Net change in insurance subsidiary cash and cash equivalents	–	–	(14,213)	–	(14,213)
Change in other investments	–	1,003	–	–	1,003
Other	–	(512)	–	–	(512)
Net cash provided by (used in) investing activities	–	(960,056)	22,716	–	(937,340)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit	2,126,800	–	–	–	2,126,800
Repayment of borrowings under revolving credit	(2,198,300)	–	–	–	(2,198,300)
Proceeds from issuance of senior unsecured notes	550,000	–	–	–	550,000
Proceeds from issuance of term loan, net of discount	693,000	–	–	–	693,000
Repayment of other long-term debt	(3,500)	(345,469)	(1,909)	–	(350,878)
Payment of deferred financing costs	(9,098)	–	–	–	(9,098)
Purchase of noncontrolling interests	–	–	(7,292)	–	(7,292)
Issuance of common stock	3,019	–	–	–	3,019
Change in intercompany accounts	(1,128,679)	1,134,763	(6,084)	–	–
Insurance subsidiary distribution	–	–	(3,500)	3,500	–
Other	776	–	–	–	776
Net cash provided by (used in) financing activities	34,018	789,294	(18,785)	3,500	808,027
Change in cash and cash equivalents	–	4,657	19,736	–	24,393
Cash and cash equivalents at beginning of period	–	17,168	–	–	17,168
Cash and cash equivalents at end of period	$–	$21,825	$19,736	$–	$41,561